Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Depreciation Over Assets' Estimated Useful Lives	The Company provides for depreciation over the assets’ estimated useful lives as follows:

Computer equipment	3 years
Machinery & equipment	5 years
Office furniture	5 years

Common Shares Excluded from Calculation of Net Loss Per Common Share

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	December 31,
	2014	2013
Options to purchase common stock	3,000,264	2,556,269
Common stock underlying Series A and Series A-1 convertible preferred stock	16,300,969	24,313,108
Warrants to purchase common stock	4,615	4,615

Total	19,305,848	26,873,992